GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Impairment of Intangible Assets, Including Goodwill, and Tangible Assets, Impairment Test of Goodwill and Intangible Assets (Details) tonne in Millions					12 Months Ended			36 Months Ended
	Dec. 07, 2023 USD ($)	May 17, 2023	Oct. 01, 2022 USD ($)	Oct. 01, 2021 USD ($)	Dec. 31, 2025 € / t	Dec. 31, 2024 tonne € / t	Dec. 31, 2023 USD ($) uSDPerTonne tonne	Dec. 31, 2028 € / t	Dec. 31, 2022 uSDPerTonne
Disclosure of detailed information about intangible assets [line items]
Reduction of carbon emissions (in percent)							25.00%
Ukraine
Disclosure of detailed information about intangible assets [line items]
Increase in sales volumes | tonne							3.4
ArcelorMittal Temirtau | Disposal group, disposed of by sale, not discontinued operations
Disclosure of detailed information about intangible assets [line items]
Impairment of goodwill | $	$ 194,000,000
Forecast
Disclosure of detailed information about intangible assets [line items]
Market price of emissions rights (in Euro per tonne) | € / t					90	85		100
Forecast | Ukraine
Disclosure of detailed information about intangible assets [line items]
Increase in sales volumes | tonne						5.0
Market price of emission rights
Disclosure of detailed information about intangible assets [line items]
Cash flow projection period							5 years
No later than three years
Disclosure of detailed information about intangible assets [line items]
Carbon border adjustment mechanism ("CBAM")		2.50%
No later than four years
Disclosure of detailed information about intangible assets [line items]
Carbon border adjustment mechanism ("CBAM")		5.00%
No later than five years
Disclosure of detailed information about intangible assets [line items]
Carbon border adjustment mechanism ("CBAM")		10.00%
No later than six years
Disclosure of detailed information about intangible assets [line items]
Carbon border adjustment mechanism ("CBAM")		22.50%
No later than seven years
Disclosure of detailed information about intangible assets [line items]
Carbon border adjustment mechanism ("CBAM")		48.50%
No later than eight years
Disclosure of detailed information about intangible assets [line items]
Carbon border adjustment mechanism ("CBAM")		61.00%
No later than nine years
Disclosure of detailed information about intangible assets [line items]
Carbon border adjustment mechanism ("CBAM")		73.50%
No later than ten years
Disclosure of detailed information about intangible assets [line items]
Carbon border adjustment mechanism ("CBAM")		86.00%
No later than eleven years
Disclosure of detailed information about intangible assets [line items]
Carbon border adjustment mechanism ("CBAM")		100.00%
Total Europe
Disclosure of detailed information about intangible assets [line items]
Reduction of carbon emissions (in percent)							35.00%
Cash-generating units
Disclosure of detailed information about intangible assets [line items]
Estimated growth rate (in percent)							2.00%
Impairment of goodwill | $			$ 0	$ 0			$ 194,000,000
Cash-generating units | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Iron ore (in USD per tonne)							70		70
Coking coal (in USD per tonne)							185		170
Cash-generating units | Top of range
Disclosure of detailed information about intangible assets [line items]
Iron ore (in USD per tonne)							114		110
Coking coal (in USD per tonne)							250		268